Parent Company Only Condensed Financial Information (Details) - Schedule of Condensed Statements of Cash Flows - Parent Company [Member] - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (24,330,415)	$ (8,226,043)	$ (75,805)
Depreciation and amortization	696,000
Equity loss (income) of subsidiaries	14,399,862
Other current assets	70,245
Other payable	(58,565)
Due from subsidiaries and the VIE	(2,607,402)
Other non-current assets	8,440,200
Net cash used in operating activities	(3,390,075)	(8,226,043)	(75,805)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in a subsidiary		(11,050,252)	(600,000)
Purchase of intangible assets		(720,000)
Advance paid for agent license	(4,600,000)
Net cash used in investing activities	(4,600,000)	(11,770,252)	(600,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of shares		33,521,725
Payment for deferred offering costs		(3,570,805)	(459,164)
Net cash provided by (used in) financing activities		29,950,920	(459,164)
Effect of exchange rate changes		(873,803)
Net increase (decrease) in cash	(7,990,075)	9,080,822	(1,134,969)
Cash at beginning of period	9,085,082	4,260	1,139,229
Cash at end of period	$ 1,095,007	$ 9,085,082	$ 4,260